Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.5%
$ 33,100,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$34,755,000
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	17,103,375
31,150,000	TransDigm, Inc., Sr. Sub., 144A, 4.875%, 5/1/2029	31,277,092
19,150,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	20,265,966
19,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	20,597,469
7,675,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	8,142,407
13,000,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	12,984,270
	TOTAL	145,125,579
	Airlines—0.5%
20,225,000	American Airlines, Inc/AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	21,841,584
26,475,000	American Airlines, Inc/AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	27,732,563
	TOTAL	49,574,147
	Automotive—5.7%
37,500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	38,390,625
5,325,000	Adient US LLC, 144A, 9.000%, 4/15/2025	5,827,946
1,625,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	1,684,313
13,500,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	14,208,750
5,895,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	6,268,566
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	14,952,747
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	598,365
2,850,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	3,022,710
4,600,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	4,959,743
4,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	4,800,510
7,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	7,847,959
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	31,984,454
13,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	13,228,431
30,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	32,083,761
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	25,282,740
14,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	15,238,531
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,910,724
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,311,716
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	10,122,188
29,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	33,414,186
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	17,254,125
29,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	32,478,875
3,575,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,753,750
11,775,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	12,308,978
8,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	8,730,213
31,475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	33,254,596
27,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	28,367,982
945,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,000,519
66,475,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	71,876,094
47,150,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	48,807,322
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,102,477
	TOTAL	566,073,896

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—2.7%
$ 8,650,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	$8,877,062
41,025,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	41,658,836
10,000,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	10,684,700
38,125,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	39,397,041
29,150,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	28,708,669
6,025,000		Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	6,105,102
8,625,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	9,023,691
9,650,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	9,888,355
18,775,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	18,230,431
13,400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	13,820,224
6,250,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	6,514,188
34,675,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	35,801,937
21,100,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	22,551,258
16,050,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	16,572,508
		TOTAL	267,834,002
		Cable Satellite—8.5%
11,950,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,515,594
4,275,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,424,497
19,625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	20,600,657
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,803,924
53,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	55,447,348
28,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	30,223,437
4,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	4,247,434
38,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	40,405,274
11,975,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,570,756
13,250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	13,879,375
8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,383,245
8,542,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	8,856,516
11,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	12,548,300
9,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	9,262,026
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	4,399,878
26,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	27,004,372
22,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	22,747,312
23,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	22,906,353
23,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,885,034
38,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	39,891,419
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,529,175
25,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	28,159,187
15,700,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	16,251,855
17,750,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	19,146,664
14,700,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	15,922,628
21,050,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	24,049,625
19,575,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	19,430,145
17,550,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	17,906,353
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	7,737,375
11,850,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	6,619,114
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	4,464,720
12,200,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	12,200,000
12,325,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	12,730,801
27,800,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	28,717,400

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 4,500,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	$4,612,500
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,859,252
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,527,130
17,200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	18,860,921
35,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,143,040
40,275,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	41,136,885
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	15,306,719
9,575,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	9,657,728
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,535,852
12,775,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	12,680,210
19,250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	19,682,355
5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,438,604
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,931,841
15,610,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	16,204,663
31,850,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	33,243,437
	TOTAL	851,688,930
	Chemicals—2.3%
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,303,031
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	9,358,878
19,875,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	20,667,913
16,825,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,025,127
15,725,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	16,076,364
8,500,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	8,702,300
24,600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	24,447,972
28,250,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	30,478,642
12,250,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	13,645,152
1,050,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	1,057,093
47,175,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	48,456,981
20,100,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	20,498,784
4,575,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	4,706,531
7,625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	8,063,438
	TOTAL	227,488,206
	Construction Machinery—0.9%
31,725,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	31,493,090
9,800,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	10,168,725
5,650,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	5,819,500
5,350,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	5,533,131
7,150,000	United Rentals North America, Inc., 3.875%, 11/15/2027	7,491,341
4,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	4,200,000
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	13,365,735
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,503,459
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,889,988
	TOTAL	92,464,969
	Consumer Cyclical Services—2.3%
20,650,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	21,889,000
8,575,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	8,596,695
63,700,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	69,956,295
925,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	926,156
15,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	15,401,625

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 17,425,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	$17,085,213
8,075,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,480,809
55,151,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	60,190,423
22,600,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	21,896,688
4,175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	4,399,490
	TOTAL	228,822,394
	Consumer Products—1.0%
41,100,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	41,360,574
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,667,609
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	10,443,955
20,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	20,163,600
10,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	10,975,997
8,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	8,620,047
5,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	5,643,408
	TOTAL	102,875,190
	Diversified Manufacturing—1.2%
1,181,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,248,199
11,250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	11,546,831
55,575,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	57,894,700
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,373,350
4,300,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,440,094
8,525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	9,174,989
23,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	25,743,218
	TOTAL	115,421,381
	Finance Companies—2.0%
19,200,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	19,086,912
15,075,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	15,226,127
9,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	9,397,778
19,775,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,614,470
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,399,630
13,575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	15,135,297
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,801,680
26,400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	27,828,768
11,450,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	11,495,399
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	18,888,840
41,975,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	43,219,559
12,850,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	12,772,257
	TOTAL	202,866,717
	Food & Beverage—2.7%
11,475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,799,226
13,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	13,683,759
25,400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	26,832,560
30,550,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	35,265,047
30,275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	38,454,574
8,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	10,164,629
3,575,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	3,971,682
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,493,876
13,725,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	13,965,187
4,100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	4,154,489
24,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	25,476,873

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	$5,758,587
12,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	13,213,875
43,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	44,813,525
22,275,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	22,748,344
	TOTAL	274,796,233
	Gaming—4.3%
21,650,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	23,011,244
11,825,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,268,437
8,575,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	8,882,455
5,400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	5,899,473
2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	3,125,952
5,675,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	5,972,938
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,868,032
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	24,524,552
29,050,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	29,323,381
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,343,786
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,061,354
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,336,377
2,925,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	3,004,297
11,450,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	12,199,574
4,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	5,056,969
8,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	9,458,977
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	6,588,625
2,489,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	2,711,467
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,491,120
15,950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	16,946,875
11,250,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	11,344,387
44,825,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	46,727,373
6,675,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	7,001,274
6,600,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	6,515,586
2,950,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	3,060,625
2,025,000	Raptor Acquistion Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	2,060,559
17,625,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	19,057,031
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	16,830,103
12,500,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	13,281,375
34,150,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	34,436,348
11,880,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	12,042,637
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,188,320
13,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	14,948,281
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,730,118
8,300,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	8,743,510
13,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,425,190
12,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	13,414,500
	TOTAL	432,883,102
	Health Care—6.5%
4,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	4,326,176
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,816,366
15,750,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	15,710,389
7,500,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	7,594,050

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	$32,403,120
5,675,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	5,838,156
5,775,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	6,087,861
10,650,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	10,803,094
32,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	33,892,464
9,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	9,540,405
3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,221,958
11,875,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	12,466,850
8,450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	9,069,976
14,175,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	14,671,125
45,925,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	47,704,594
37,600,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	40,855,220
31,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	35,769,841
9,350,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	10,881,062
4,500,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,417,190
1,575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,707,009
24,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	28,890,094
1,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,868,125
14,200,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	14,608,250
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,820,448
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	14,683,562
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	6,990,484
8,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	8,592,829
36,700,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	39,047,882
15,925,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	16,796,894
52,800,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	51,340,080
27,250,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	25,308,846
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,860,429
2,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,661,563
7,550,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	7,710,437
5,725,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	5,931,816
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,309,531
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	17,225,719
14,425,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	15,038,062
1,150,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,237,711
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,149,850
13,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	14,773,000
23,025,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	24,551,442
8,225,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,634,687
	TOTAL	654,808,647
	Health Insurance—1.5%
5,400,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	5,481,432
13,575,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	13,693,781
10,225,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	10,640,748
29,525,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	30,793,099
24,175,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	25,207,514
10,325,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	10,787,199
25,000,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	26,406,250
20,300,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	22,273,160
	TOTAL	145,283,183

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—5.2%
$ 2,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	$2,165,492
4,225,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	4,304,219
4,150,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	4,554,604
4,664,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	5,282,540
3,550,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	3,820,687
9,350,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	10,062,049
5,825,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,752,187
11,600,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	12,006,000
3,875,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	4,196,257
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	6,008,696
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,936,875
5,798,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	5,442,525
5,600,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	5,019,196
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	5,995,162
2,900,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	2,802,647
15,475,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	15,260,749
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	52,250
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	279,813
2,500,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,613,300
2,850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	3,035,279
8,600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,663,941
25,150,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	26,312,936
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	10,092,309
22,575,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	27,244,526
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	4,135,650
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	32,580,467
2,825,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,920,429
10,800,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	11,330,928
6,725,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	7,120,094
2,975,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	3,231,698
2,400,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	2,717,016
6,150,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	7,115,304
3,525,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	4,635,181
10,500,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	10,829,437
6,300,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	6,681,780
3,425,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	3,549,225
8,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	8,448,150
6,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	6,472,480
11,875,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	12,112,500
5,800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	5,497,240
13,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	12,931,220
14,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	13,896,525
2,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	2,493,943
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	15,250,396
7,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	8,692,845
14,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	17,165,670
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	19,360,696
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,897,488
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,719,306
9,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	11,724,898

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 12,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	$16,209,060
6,700,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	6,837,618
15,625,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	16,185,156
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,414,650
4,821,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,995,954
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	3,076,309
12,275,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	13,339,979
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,001,129
2,475,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	2,468,862
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,575,000
8,600,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	8,545,605
11,375,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	12,215,044
1,300,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	1,454,518
10,900,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	524,733,689
		Industrial - Other—0.9%
4,200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	4,289,964
2,700,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	2,780,312
9,275,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	9,987,877
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,958,024
28,375,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	28,714,081
15,275,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	16,568,792
19,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,881,675
		TOTAL	86,180,725
		Insurance - P&C—4.3%
45,625,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	47,680,406
24,650,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	25,173,813
24,853,256		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	27,079,983
11,375,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	11,306,807
31,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,970,603
24,525,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	24,863,690
17,725,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,856,741
112,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	116,219,244
70,075,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	73,023,756
54,100,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	55,206,886
		TOTAL	431,381,929
		Leisure—0.3%
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,583,853
4,950,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,300,881
		TOTAL	29,884,734
		Lodging—0.5%
8,200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	8,190,939
9,275,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	9,406,056
3,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,716,601
13,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	14,003,795
4,850,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	5,209,312
7,475,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	7,736,401
		TOTAL	48,263,104
		Media Entertainment—7.4%
21,925,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	21,953,174

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 19,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$19,657,379
4,510,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,591,834
30,875,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	31,917,649
15,100,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	15,420,044
20,620,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	21,781,628
16,850,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	9,794,062
26,950,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	10,730,816
1,060,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	1,076,165
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,394,627
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	15,121,165
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,527,844
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,600,833
7,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	8,124,776
7,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	7,619,010
60,204,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	64,117,647
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	2,040,310
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	9,374,363
3,750,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	3,708,281
22,675,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	23,776,211
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	15,230,740
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,541,850
19,650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	20,288,527
42,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	45,382,973
5,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	5,800,313
11,050,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	11,159,174
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	16,193,677
8,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	9,310,532
10,650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	11,684,129
4,075,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	4,095,701
7,050,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	7,110,489
4,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	4,416,140
5,825,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	5,835,165
14,950,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	14,963,978
21,850,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	22,643,373
22,625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	22,595,248
4,825,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	4,825,121
33,350,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	34,266,458
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	13,359,673
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	43,558,689
58,500,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	62,638,875
5,975,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	6,378,313
15,925,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	15,984,241
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	25,766,929
5,925,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	6,096,351
	TOTAL	745,454,477
	Metals & Mining—1.4%
21,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	22,846,007
25,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	27,574,935
17,700,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	17,221,215
10,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	10,487,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	$7,236,168
9,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	9,717,895
11,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	12,733,773
7,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	7,950,463
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,946,300
9,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	12,599,730
	TOTAL	135,313,986
	Midstream—7.3%
7,125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	7,879,039
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,862,715
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	19,363,125
16,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	16,557,732
27,450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	28,342,125
34,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	36,507,744
12,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	14,372,428
9,350,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	9,522,648
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,305,055
7,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	7,995,828
16,575,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	17,901,000
18,200,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	19,237,582
34,125,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	35,362,031
14,200,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	14,751,315
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	10,153,650
20,775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	21,167,959
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	19,217,322
1,373,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	1,433,790
22,075,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	23,927,755
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	19,605,685
5,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	6,296,656
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	598,840
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	16,047,634
15,825,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	16,075,668
19,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	21,565,950
10,125,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	10,948,162
5,225,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	5,810,853
14,025,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	14,606,476
10,725,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	11,208,912
5,025,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	5,269,868
17,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	18,121,642
24,700,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	25,728,755
16,575,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	16,568,536
18,925,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	17,486,038
5,350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	5,510,500
17,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	18,739,840
15,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	16,449,534
14,125,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	14,795,937
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,567,500
9,850,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	10,194,750
14,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	15,590,376
26,550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	29,301,907

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	$7,867,899
8,225,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	8,329,129
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	8,915,030
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,473,320
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	4,077,975
35,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	38,676,225
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	4,139,520
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	6,208,730
5,925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	6,659,996
	TOTAL	731,298,686
	Oil Field Services—1.7%
28,625,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	29,241,869
31,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	32,617,890
17,075,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,992,872
7,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	6,460,503
7,825,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	8,059,750
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	7,339,696
12,875,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	9,717,599
27,250,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	28,849,030
33,125,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	34,737,525
	TOTAL	173,016,734
	Packaging—5.2%
46,575,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	49,192,515
14,575,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	14,629,656
24,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	25,201,852
18,250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	18,658,572
24,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	25,139,887
17,575,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	17,417,879
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	83,906
9,700,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	10,240,872
9,025,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,516,502
16,675,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	16,800,062
42,825,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	41,890,773
10,100,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,478,750
1,850,000	Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	1,933,435
45,125,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	45,867,306
54,400,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	56,802,848
10,700,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	11,445,683
6,775,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	7,280,009
26,475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	29,684,035
7,300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	7,899,111
21,425,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	21,425,000
7,450,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	7,962,188
6,550,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	6,811,738
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	20,680,182
23,375,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	24,685,636
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,689,938
31,275,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	33,728,993
	TOTAL	523,147,328

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.5%
$ 14,275,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$14,468,141
19,541,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	20,886,105
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,678,360
13,475,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	13,434,151
1,250,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,354,337
		TOTAL	53,821,094
		Pharmaceuticals—4.0%
9,700,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	10,020,972
6,400,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,544,288
5,050,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,331,765
11,350,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	10,839,250
10,550,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	9,983,360
7,500,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	7,068,075
11,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	10,772,673
54,810,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	56,008,969
30,225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	30,110,749
24,725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	25,677,778
20,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	22,488,937
11,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	11,941,493
11,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	12,246,375
14,323,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	14,386,737
24,035,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	16,254,991
6,675,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	6,643,260
5,825,000		HCRX Investments Holdco, Lp, Sec. Fac. Bond, 144A, 4.500%, 8/1/2029	5,948,781
15,425,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	16,170,105
10,325,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	11,139,281
22,550,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	23,534,082
39,700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	26,467,196
17,600,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	11,691,328
5,200,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	5,338,918
21,050,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	21,707,813
4,050,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	4,136,670
14,250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	14,178,750
		TOTAL	396,632,596
		Restaurant—1.4%
6,775,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	6,842,106
13,900,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	14,126,570
4,775,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	4,755,924
75,075,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	74,969,144
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,259,312
4,975,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	5,080,719
7,150,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	7,695,188
13,200,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	14,470,698
1,350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,464,224
		TOTAL	138,663,885
		Retailers—0.3%
5,825,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	6,275,331
13,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	14,267,679
3,186,028	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	3,023,731

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 4,225,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	$4,458,368
	TOTAL	28,025,109
	Supermarkets—0.6%
5,969,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	6,111,122
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,985,130
24,050,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	24,324,410
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	4,119,295
9,325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	9,991,225
9,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,822,878
	TOTAL	62,354,060
	Technology—7.2%
13,900,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	14,916,437
30,850,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	32,471,322
14,825,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	14,875,405
1,250,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,312,506
13,000,000	BY Crown Parent LLC / BY Bond Finance Inc., 144A, 4.250%, 1/31/2026	13,694,265
22,275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	23,810,527
5,675,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	5,709,617
4,450,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,632,673
5,500,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	6,072,633
13,200,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	13,494,228
4,150,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	4,189,840
17,225,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	17,394,149
60,900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	62,385,655
4,050,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	4,455,000
11,125,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	11,181,070
4,300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	4,424,335
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,828,937
15,650,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	15,454,375
27,300,000	JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	27,885,585
23,850,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	24,805,192
4,250,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	4,477,835
15,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	15,958,200
24,225,000	NCR Corp., 144A, 5.125%, 4/15/2029	25,248,991
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	9,512,359
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	15,516,910
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,343,710
11,550,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,566,920
5,850,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	6,369,305
12,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,603,281
7,175,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	7,483,381
7,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,889,282
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,764,188
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,558,114
3,100,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	3,194,674
17,750,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	19,350,695
6,925,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	7,198,780
20,525,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	19,823,455
20,150,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	20,538,492
31,825,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	31,707,088

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 3,700,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	$3,888,349
17,275,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	16,954,030
14,425,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	14,236,754
2,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	2,778,368
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,356,650
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	4,489,939
37,150,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	39,364,140
3,776,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	4,002,787
26,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	29,120,029
6,925,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	7,030,191
6,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	7,002,542
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	53,154
34,250,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	35,547,904
	TOTAL	715,924,248
	Transportation Services—0.4%
16,475,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	17,154,594
23,550,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	25,217,575
	TOTAL	42,372,169
	Utility - Electric—2.6%
15,025,000	Calpine Corp., 144A, 4.500%, 2/15/2028	15,494,531
7,387,000	Calpine Corp., 144A, 5.250%, 6/1/2026	7,618,656
16,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	16,044,273
6,775,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,697,697
6,625,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,714,338
7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,679,649
43,200,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	44,886,960
14,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	14,873,847
8,525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	8,878,660
6,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	6,134,625
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	6,507,566
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,134,679
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,458,330
7,850,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	8,118,509
2,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	3,035,919
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,528,125
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	29,386,773
11,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	12,071,245
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,126,089
9,250,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,539,109
22,775,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	23,657,531
	TOTAL	264,587,111
	Wireless Communications—1.3%
20,588,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	21,437,255
7,125,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,200,940
21,200,000	Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	24,401,200
7,400,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,732,777
2,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,179,241
8,650,000	Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	9,797,422
2,325,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	2,466,128
2,925,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	2,961,914

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$ 10,075,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	$10,090,918
12,125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	12,208,723
6,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	7,145,888
10,525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,201,757
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,061,905
7,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	8,236,698
		TOTAL	132,122,766
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,281,974,648)	9,621,185,006
		COMMON STOCKS—0.4%
		Chemicals—0.1%
294,524	[2,3]	Hexion Holdings Corp.	5,824,212
		Independent Energy—0.1%
156,455		Oasis Petroleum, Inc.	14,348,488
		Media Entertainment—0.0%
141,935	[2]	iHeartMedia, Inc.	3,669,020
		Oil Field Services—0.2%
534,143	[2,3]	Superior Energy Services, Inc.	21,232,184
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,387,657)	45,073,904
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 14,088,001	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (1-month USLIBOR 2.500% Floor + 4.500%), 10/10/2025	11,326,752
		Independent Energy—0.1%
9,122,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	10,015,181
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $33,080,027)	21,341,933
		WARRANTS—0.0%
		Independent Energy—0.0%
66,846	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	1,671,150
67,515	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	1,932,955
		TOTAL WARRANTS (IDENTIFIED COST $12,644,406)	3,604,105
		INVESTMENT COMPANY—2.3%
225,608,865		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $225,747,013)	225,699,109
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $9,590,833,751)	9,916,904,057
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	97,561,438
		TOTAL NET ASSETS—100%	$10,014,465,495

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 10/31/2020	$467,000,087	$131,695,865	$598,695,952
Purchases at Cost	$1,913,726,857	$—	$1,913,726,857
Proceeds from Sales	$(2,155,026,276)	$(137,551,572)	$(2,292,577,848)
Change in Unrealized Appreciation/Depreciation	$96,317	$13,407,578	$13,503,895
Net Realized Gain/(Loss)	$(97,876)	$(7,551,871)	$(7,649,747)
Value as of 7/31/2021	$225,699,109	$—	$225,699,109
Shares Held as of 7/31/2021	225,608,865	—	225,608,865
Dividend Income	$129,099	$2,513,133	$2,642,232

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$9,621,185,006	$0	$9,621,185,006
Floating Rate Loans	—	21,341,933	—	21,341,933
Warrants	3,604,105	—	—	3,604,105
Equity Securities:
Common Stocks
Domestic	18,017,508	—	27,056,396	45,073,904
Investment Company	225,699,109	—	—	225,699,109
TOTAL SECURITIES	$247,320,722	$9,642,526,939	$27,056,396	$9,916,904,057

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind